Schedule of Concentration of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021
Customer A [Member]
Product Information [Line Items]
Concentration of risk percentage	28.00%		26.00%
Customer B [Member]
Product Information [Line Items]
Concentration of risk percentage	13.00%	23.00%	13.00%	20.00%
Customer C [Member]
Product Information [Line Items]
Concentration of risk percentage	8.00%	13.00%	10.00%	32.00%
Customer D [Member]
Product Information [Line Items]
Concentration of risk percentage	7.00%		7.00%
Customer E [Member]
Product Information [Line Items]
Concentration of risk percentage	5.00%	29.00%	6.00%	11.00%